Leases	12 Months Ended
Dec. 31, 2022
Operating Leases [Abstract]
Leases
A significant proportion of the Company’s lease arrangements, by value, relate to equipment and vehicles used at the Company's mine sites. Other leases include offices and various IT equipment. The majority of lease terms are negotiated through the Company’s procurement function, although agreements contain a wide range of different terms and conditions. Information about leases for which the Company is a lessee is presented below.

(a)    Right-of-use assets

	Buildings	Vehicles	Machinery and Equipment	Total
Balance at December 31, 2021	$12.8	$12.0	$37.7	$62.5
Additions	0.3	19.3	19.6	39.2
Depreciation charge for the year	(2.6)	(8.9)	(16.8)	(28.3)
Balance at December 31, 2022	$10.5	$22.4	$40.5	$73.4

	Buildings	Vehicles	Machinery and Equipment	Total
Balance at December 31, 2020	$13.4	$5.4	$14.1	$32.9
Additions	2.0	12.2	38.0	52.2
Depreciation charge for the year	(2.6)	(5.6)	(14.4)	(22.6)
Balance at December 31, 2021	$12.8	$12.0	$37.7	$62.5

(b)    Lease liabilities

	2022	2021
Maturity analysis - contractual undiscounted cash flows
Less than one year	$38.8	$27.6
Two to three years	39.9	37.8
Four to five years	11.2	8.1
More than five years	10.1	12.5
Total undiscounted lease liabilities at December 31	$100.0	$86.0
Lease liabilities included in the balance sheet at December 31 (Note 25)	$77.4	$63.8
Current	$32.1	$22.6
Non-current	$45.3	$41.2

(c)    Amounts recognized in net earnings

	2022	2021
Depreciation expense on right-of-use assets(i)	$26.8	$22.6
Interest expense on lease liabilities (Note 12)	$8.0	$6.7
Variable lease payments not included in the measurement of lease liabilities(ii)	$77.5	$86.0
Expenses relating to short-term leases	$26.5	$21.8
Expenses relating to leases of low value assets, excluding short-term leases of low value assets	$0.5	$0.9
(i)During the year ended December 31, 2022, $1.5 million of depreciation charges on right-of-use assets were capitalized to assets under construction and are not included in net earnings.
(ii)Certain of the equipment leases in which the Company is the lessee contain variable lease payment terms that are linked to the usage of the equipment (i.e. tonnes mined), either for the contract as a whole or only when a fixed minimum is exceeded. Variable payment terms are used to link rental payments to usage and reduce fixed costs. The Company expects the level of variable lease payments to remain broadly consistent in future years.

(d)    Amounts recognized in the consolidated statement of cash flows

For the year ended December 31, 2022, the Company had total cash outflows for leases of $135.9 million (2021: $134.6 million).